Subsidiary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities

The following table sets forth, as of December 31, 2018, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:

Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S. $)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	491,175
8.625% Bonds due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	160,245
8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	106,507
9.50% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	219,217

The following table sets forth, as of December 31, 2018, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services (in the case of Pemex Cogeneration and Services, until July 27, 2018 (see Note 1)).

Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security	Issuer	Guarantors	Principal amount outstanding (U.S. $)
8.00% Notes due 2019	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,220,195
9.50% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	102,149
6.000% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	813,073
5.50% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,962,047
3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,099,730
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,499,136
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	3,000,000
4.875% Bonds 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,097,055
3.125% Notes due 2019	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	187,595
3.500% Notes due 2020	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	678,722
5.50% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,703,456
6.375% Bonds due en 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,999,980
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,975,199
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,497,918
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	999,030
6.375% Notes due 2021	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,247,668
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,970,334
4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,055,845
6.750% Notes due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	5,997,558
5.350% Bonds due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	2,479,583
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	3,323,470
6.500% Bonds due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	1,977,163
5.375% Notes due 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Logistics and Pemex Cogeneration and Services	1,490,682
Floating Rate Notes 2022	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	986,171
6.250% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation, Pemex Drilling and Services, Pemex Logistics and Pemex Cogeneration and Services	5,145,205

Supplemental Statement of Financial Position

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF FINANCIAL POSITION

As of December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	25,187,488	Ps.	16,471,298	Ps.	40,253,622	Ps.	—	Ps.	81,912,409
Accounts receivable and other, net, and derivative financial instruments		63,513,279		111,325,430		52,837,198		—		227,675,907
Accounts receivable—inter-company		573,128,107		1,190,513,209		90,294,160		(1,853,935,476)		—
Inventories		418,497		55,152,479		26,451,592		—		82,022,568
Equity instruments		—		—		245,440		—		245,440
Available-for-sale financial assets		—		1,253,638		—		—		1,253,638

Total current assets		662,247,371		1,374,716,054		210,082,012		(1,853,935,476)		393,109,961
Long-term receivables—intercompany		1,833,526,496		285		5,409,802		(1,838,936,583)		—
Investments in joint ventures and associates		(423,086,576)		135,726		16,693,715		423,098,680		16,841,545
Wells, pipelines, properties, plant and equipment-net		10,857,719		1,344,851,372		46,776,993		—		1,402,486,084
Long-term notes receivables		118,834,477		994,121		—		—		119,828,598
Deferred taxes		59,010,975		61,009,660		2,764,095		—		122,784,730
Intangible assets		318,342		11,865,660		1,536,538		—		13,720,540
Other assets		54,272		3,174,097		3,197,441		—		6,425,810

Total assets	Ps.	2,261,763,076	Ps.	2,796,746,975	Ps.	286,460,596	Ps.	(3,269,773,379)	Ps.	2,075,197,268

Liabilities
Current liabilities
Current portion of long-term debt	Ps.	171,880,315	Ps.	4,289,361	Ps.	15,626,033	Ps.	—	Ps.	191,795,709
Accounts payable—inter-company		1,439,442,811		325,901,335		88,582,648		(1,853,926,794)		—
Other current liabilities		20,837,163		194,303,145		40,840,277		—		255,980,585

Total current liabilities		1,632,160,289		524,493,841		145,048,958		(1,853,926,794)		447,776,294
Long-term debt		1,835,071,170		36,863,242		18,555,994		—		1,890,490,407
Long-term payables—inter-company		—		1,838,285,585		659,680		(1,838,945,265)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		254,041,839		929,431,425		12,862,735		—		1,196,335,999

Total liabilities		3,721,273,298		3,329,074,093		177,127,368		(3,692,872,059)		3,534,602,700
Equity (deficit), net		(1,459,510,222)		(532,327,118)		109,333,228		423,098,680		(1,459,405,432)

Total liabilities and equity	Ps.	2,261,763,076	Ps.	2,796,746,975	Ps.	286,460,596	Ps.	(3,269,773,379)	Ps.	2,075,197,268

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF FINANCIAL POSITION

As of December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	46,959,103	Ps.	18,815,345	Ps.	32,077,306	Ps.	—	Ps.	97,851,754
Accounts receivable and other, net, and derivative financial instruments		83,119,394		38,105,354		79,533,940		—		200,758,688
Accounts receivable—inter-company		311,148,593		1,380,100,592		86,354,837		(1,777,604,022)		—
Inventories		509,375		32,357,125		30,992,430		—		63,858,930
Available-for-sale financial assets		—		—		1,056,918		—		1,056,918

Total current assets		441,736,465		1,469,378,416		230,015,431		(1,777,604,022)		363,526,290
Long-term receivables—intercompany		1,823,276,758		285		3,597,880		(1,826,874,923)		—
Investments in joint ventures and associates		(465,832,399)		82,668		16,611,681		465,845,414		16,707,364
Wells, pipelines, properties, plant and equipment-net		12,444,376		1,370,974,060		53,090,890		—		1,436,509,326
Long-term notes receivables		147,286,367		1,206,542		—		—		148,492,909
Deferred taxes		59,691,528		84,443,897		2,057,060		—		146,192,485
Intangible assets		—		9,088,563		—		—		9,088,563
Other assets		2,209,579		4,846,078		4,429,520		—		11,485,177

Total assets	Ps.	2,020,812,674	Ps.	2,940,020,509	Ps.	309,802,462	Ps.	(3,138,633,531)	Ps.	2,132,002,114

Liabilities
Current liabilities
Current portion of long-term debt	Ps.	137,947,110	Ps.	5,386,564	Ps.	13,875,793	Ps.	—	Ps.	157,209,467
Accounts payable—inter-company		1,240,490,891		434,556,688		93,140,905		(1,768,188,484)		—
Other current liabilities		23,435,614		157,589,107		50,892,997		—		231,917,718

Total current liabilities		1,401,873,615		597,532,359		157,909,695		(1,768,188,484)		389,127,185
Long-term debt		1,824,829,579		40,262,391		15,573,634		—		1,880,665,604
Long-term payables—inter-company		—		1,830,150,615		6,139,845		(1,836,290,460)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes		297,028,436		1,057,191,286		10,341,988		—		1,364,561,710

Total liabilities		3,523,731,630		3,525,136,651		189,965,162		(3,604,478,944)		3,634,354,499
Equity (deficit), net		(1,502,918,956)		(585,116,142)		119,837,300		465,845,413		(1,502,352,385)

Total liabilities and equity	Ps.	2,020,812,674	Ps.	2,940,020,509	Ps.	309,802,462	Ps.	(3,138,633,531)	Ps.	2,132,002,114

Supplemental Statement of Comprehensive Income

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,941,467,663	Ps.	912,726,857	Ps.	(1,181,748,372)	Ps.	1,672,446,148
Services income		75,979,835		113,113,024		5,960,807		(186,380,664)		8,673,002

Total sales revenues		75,979,835		2,054,580,687		918,687,664		(1,368,129,036)		1,681,119,150
(Reversal) impairment of wells, pipelines, properties, plant and equipment		—		(25,384,888)		3,965,891		—		(21,418,997)
Cost of sales		1,905,865		1,536,120,030		910,525,715		(1,249,040,049)		1,199,511,561

Gross income		74,073,970		543,845,545		4,196,058		(119,088,987)		503,026,586

Other revenues (expenses), net		73,183		(26,020,067)		8,710,216		40,289,179		23,052,511

General expenses:
Transportation, distribution and sale expenses		—		26,805,854		1,013,719		(3,462,364)		24,357,209
Administrative expenses		69,479,218		132,159,683		9,234,320		(76,551,740)		134,321,481

Total general expenses		69,479,218		158,965,537		10,248,039		(80,014,104)		158,678,690

Operating income		4,667,935		358,859,941		2,658,235		1,214,296		367,400,407
Financing income		140,114,346		103,186,750		3,100,917		(214,844,891)		31,557,122
Financing cost		(200,842,909)		(130,246,541)		(3,959,079)		214,321,507		(120,727,022)
Derivative financial instruments income (cost), net		(3,497,813)		(19,143,363)		382,563		—		(22,258,613)
Foreign exchange income , net		(3,832,933)		26,526,563		965,850		—		23,659,480
Profit (loss) sharing in joint ventures and associates		(125,246,527)		53,058		2,164,868		124,555,613		1,527,012

Income (loss) before taxes, duties and other		(188,637,901)		339,236,408		5,313,354		125,246,525		281,158,386
Total taxes, duties and other		(8,272,851)		466,788,123		3,062,951		—		461,578,223

Net (loss) income for the year		(180,365,050)		(127,551,715)		2,250,403		125,246,525		(180,419,837)

Total other comprehensive result		47,357,316		176,174,564		(140,133)		—		223,391,747

Total comprehensive result for the year	Ps.	(133,007,734)	Ps.	48,622,849	Ps.	2,110,270	Ps.	125,246,525	Ps.	42,971,910

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,713,914,703	Ps.	1,096,752,930	Ps.	(1,424,768,483)	Ps.	1,385,899,150
Services income		50,399,983		140,934,022		2,646,144		(182,849,580)		11,130,569

Total sales revenues		50,399,983		1,854,848,725		1,099,399,074		(1,607,618,063)		1,397,029,719
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Cost of sales		2,007,814		1,447,640,131		1,083,297,610		(1,528,740,675)		1,004,204,880

Gross income		48,392,169		261,906,187		9,959,311		(78,877,388)		241,380,279

Other revenues (expenses), net		(341,521)		(12,443,660)		(4,664,096)		22,623,353		5,174,076

General expenses:
Transportation, distribution and sale expenses		—		26,136,674		1,297,558		(5,544,562)		21,889,670
Administrative expenses		59,141,391		105,920,390		5,883,200		(51,005,527)		119,939,454

Total general expenses		59,141,391		132,057,064		7,180,758		(56,550,089)		141,829,124

Operating income		(11,090,743)		117,405,463		(1,885,543)		296,054		104,725,231
Financing income		143,676,367		134,401,598		3,185,195		(265,097,307)		16,165,853
Financing cost		(236,929,035)		(141,900,236)		(3,616,530)		264,801,253		(117,644,548)
Derivative financial instruments income (cost), net		27,670,991		(1,608,039)		(724,628)		—		25,338,324
Foreign exchange income, net		6,837,171		15,807,988		538,963		—		23,184,122
Profit (loss) sharing in joint ventures and associates		(211,567,169)		409,955		(49,515)		211,567,169		360,440

Income (loss) before taxes, duties and other		(281,402,418)		124,516,729		(2,552,058)		211,567,169		52,129,422
Total taxes, duties and other		(557,520)		331,001,261		2,536,300		—		332,980,041

Net (loss) income for the year		(280,844,898)		(206,484,532)		(5,088,358)		211,567,169		(280,850,619)

Total other comprehensive result		4,728,640		6,841,586		(63,845)		—		11,506,381

Total comprehensive result for the year	Ps.	(276,116,258)	Ps.	(199,642,946)	Ps.	(5,152,203)	Ps.	211,567,169	Ps.	(269,344,238)

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31, 2016

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net sales	Ps.	—	Ps.	1,361,538,624	Ps.	828,143,332	Ps.	(1,124,563,366)	Ps.	1,065,118,590
Services income		46,330,245		98,959,131		1,970,055		(138,284,789)		8,974,642

Total sales revenues		46,330,245		1,460,497,755		830,113,387		(1,262,848,155)		1,074,093,232
(Reversal) Impairment of wells, pipelines, properties, plant and equipment		—		(330,037,834)		(1,276,509)		—		(331,314,343)
Cost of sales		1,236,921		1,244,388,072		809,156,778		(1,188,959,550)		865,822,221

Gross income		45,093,324		546,147,517		22,233,118		(73,888,605)		539,585,354

Other revenues (expenses), net		(312,611)		20,713,184		2,915,837		(666,804)		22,649,606

General expenses:
Transportation, distribution and sale expenses		—		50,948,771		945,489		(26,663,020)		25,231,240
Administrative expenses		57,437,455		96,884,031		7,050,271		(48,718,224)		112,653,533

Total general expenses		57,437,455		147,832,802		7,995,760		(75,381,244)		137,884,773

Operating income		(12,656,742)		419,027,899		17,153,195		825,835		424,350,187
Financing income		123,266,281		67,542,768		3,526,378		(180,586,172)		13,749,255
Financing cost		(160,824,632)		(114,271,762)		(3,602,868)		179,854,798		(98,844,464)
Derivative financial instruments (cost) income, net		(12,052,200)		3,172		(1,951,959)		—		(14,000,987)
Foreign exchange loss, net		(20,531,005)		(232,714,446)		(767,292)		—		(254,012,743)
Profit (loss) sharing in joint ventures and associates		(117,347,803)		628,357		1,507,488		117,347,803		2,135,845

Income (loss) before taxes, duties and other		(200,146,101)		140,215,988		15,864,942		117,442,264		73,377,093
Total taxes, duties and other		(8,834,626)		266,155,181		7,200,880		—		264,521,435

Net (loss) income for the year		(191,311,475)		(125,939,193)		8,664,062		117,442,264		(191,144,342)

Total other comprehensive result		10,126,560		96,032,433		21,713,488		—		127,872,481

Total comprehensive result for the year	Ps.	(181,184,915)	Ps.	(29,906,760)	Ps.	30,377,550	Ps.	117,442,264	Ps.	(63,271,861)

Supplemental Statement of Cash Flows

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2018

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(180,365,050)	Ps.	(127,551,718)	Ps.	2,305,189	Ps.	125,191,742	Ps.	(180,419,837)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,274,179		149,747,232		2,360,629		—		153,382,040
Amortization of intangible assets		2,446,445		86,332		110,549		—		2,643,326
Impairment of wells, pipelines, properties, plant and equipment		—		(25,384,888)		3,965,891		—		(21,418,997)
Unsuccessful wells		—		15,443,086		—		—		15,443,086
Exploration costs		—		(2,171,218)		—		—		(2,171,218)
Disposal of wells, pipelines, properties, plant and equipment		872,527		12,226,128		3,786,609		—		16,885,264
Gain on sale of share in joint ventures and associates		—		(10,257)		(690,914)		—		(701,171)
Effects of net present value of reserve for well abandonment		—		(6,953,200)		—		—		(6,953,200)
Profit (loss) sharing in investments		125,246,527		(538,281)		(1,473,955)		(124,761,303)		(1,527,012)
Unrealized foreign exchange loss (gain)		(19,726,271)		446,523		(482,460)		—		(19,762,208)
Interest expense		109,697,028		9,577,370		1,452,624		—		120,727,022
Interest income		(9,520,962)		—		—		—		(9,520,962)

Funds (used in) from operating activities:
Accounts receivable, accounts payable, derivative financial instruments and accrued liabilities		51,460,407		(70,278,499)		26,118,293		—		7,300,201
Taxes		(8,881,300)		38,071,896		(157,861)		—		29,032,735
Other assets and other liabilities		559,449		(12,071,857)		(3,244,955)		—		(14,757,363)
Employee benefits		10,519,603		44,858,697		(1,773,416)		—		53,604,884
Inter-company charges and deductions		(14,527,177)		81,240,429		(21,516,287)		(45,196,965)		—

Cash flows (used in) from operating activities		69,055,405		106,737,775		10,759,936		(44,766,526)		141,786,590

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(1,162,685)		(103,408,759)		(4,389,245)		—		(108,960,689)
Proceeds from sale of assets		—		14,568		4,063,776		—		4,078,344
Other assets		3,586,010		212,421		—		—		3,798,431
(Increase) decrease due to Inter-company investing		(47,454,385)		—		—		47,454,385		—

Cash flows used in investing activities		(45,031,060)		(103,181,770)		(325,469)		47,454,385		(101,083,914)

Financing activities:
Loans obtained from financial institutions		510,871,366		—		388,897,646		—		899,769,012
Debt payments, principal only		(450,353,531)		(6,662,318)		(384,017,543)		—		(841,033,392)
Interest paid		(106,313,795)		(7,857,926)		(1,117,668)		—		(115,289,389)
Inter-company increase (decrease) financing		—		8,620,192		(5,932,333)		(2,687,859)		—

Cash flows provided by financing activities:		(45,795,960)		(5,900,052)		(2,169,898)		(2,687,859)		(56,553,769)
Net (decrease) increase in cash and cash equivalents		(21,771,615)		(2,344,047)		8,264,569		—		(15,851,093)
Effects of change in cash value		—		—		(88,252)		—		(88,252)
Cash and cash equivalents at the beginning of the year		46,959,103		18,815,345		32,077,306		—		97,851,754

Cash and cash equivalents at the end of the year	Ps.	25,187,488	Ps.	16,471,298	Ps.	40,253,623	Ps.	—	Ps.	81,912,409

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2017

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income for the year	Ps.	(280,844,898)	Ps.	(206,484,532)	Ps.	(5,082,639)	Ps.	211,561,450	Ps.	(280,850,619)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,155,881		152,607,943		2,940,689		—		156,704,513
Impairment of wells, pipelines, properties, plant and equipment		—		145,302,407		6,142,153		—		151,444,560
Unsuccessful wells		—		6,164,624		—		—		6,164,624
Exploration costs		—		(1,447,761)		—		—		(1,447,761)
Disposal of wells, pipelines, properties, plant and equipment		433,391		14,687,229		1,943,051		—		17,063,671
Gain on sale of share in joint ventures and associates		—		(3,139,103)		—		—		(3,139,103)
Disposal of held—for—sale current non—financial assets		—		2,808,360		—		—		2,808,360
Dividends		—		—		(180,675)		—		(180,675)
Effects of net present value of reserve for well abandonment		—		7,774,000		—		—		7,774,000
Profit (loss) sharing in investments		211,567,169		(409,955)		49,515		(211,567,169)		(360,440)
Decrease on available–for-sale financial assets		—		—		1,360,205		—		1,360,205
Net loss on available-for-sale financial assets		—		—		3,523,748		—		3,523,748
Unrealized foreign exchange loss (gain)		(13,526,153)		(1,585,910)		(1,573,376)		—		(16,685,439)
Interest expense		100,545,114		15,736,420		1,363,014		—		117,644,548

Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments		(88,496,967)		(14,214,566)		(20,789,692)		—		(123,501,225)
Inventories		(62,421)		(3,086,181)		(14,818,268)		—		(17,966,870)
Other assets		(7,091,867)		(483,389)		551,233		—		(7,024,023)
Employee benefits		18,829,768		31,489,785		(254,157)		—		50,065,396
Inter-company charges and deductions		7,284,124		(114,968,213)		514,270		107,169,819		—

Cash flows (used in) from operating activities		(50,206,859)		30,751,158		(24,310,929)		107,164,100		63,397,470

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(1,436,926)		(87,274,561)		(3,147,978)		—		(91,859,465)
Resources from sale available-for-sale financial assets		—		—		8,026,836		—		8,026,836
Proceeds from the sale of assets		—		3,863,072		(721,362)		—		3,141,710
(Increase) decrease due to Inter-company investing		25,611,359		—		—		(25,611,359)		—

Cash flows used in investing activities		24,174,433		(83,411,489)		4,157,496		(25,611,359)		(80,690,919)

Financing activities:
Loans obtained from financial institutions		401,947,349		—		302,768,119		—		704,715,468
Debt payments, principal only		(327,703,729)		(7,981,937)		(306,374,153)		—		(642,059,819)
Interest paid		(93,755,698)		(13,991,633)		(1,163,086)		—		(108,910,417)
Inter-company increase (decrease) financing		—		83,716,743		(2,164,002)		(81,552,741)		—

Cash flows provided by financing activities:		(19,512,078)		61,743,173		(6,933,122)		(81,552,741)		(46,254,768)

Net (decrease) increase in cash and cash equivalents		(45,544,504)		9,082,842		(27,086,555)		—		(63,548,217)
Effects of change in cash value		—		—		(2,132,542)		—		(2,132,542)
Cash and cash equivalents at the beginning of the year		92,503,607		9,732,503		61,296,403		—		163,532,513

Cash and cash equivalents at the end of the year	Ps.	46,959,103	Ps.	18,815,345	Ps.	32,077,306	Ps.	—	Ps.	97,851,754

SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

STATEMENT OF CASH FLOWS

For the year ended December 31, 2016

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:

Net (loss) income for the year	Ps.	(191,311,476)	Ps.	(139,410,398)	Ps.	22,160,755	Ps.	117,416,777	Ps.	(191,144,342)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,066,033		146,545,307		2,828,151		—		150,439,491
(Reversal) Impairment of wells, pipelines, properties, plant and equipment		—		(330,037,834)		(1,276,509)		—		(331,314,343)
Unsuccessful wells		—		29,106,084		—		—		29,106,084
Exploration costs		—		(2,022,826)		—		—		(2,022,826)
Disposal of wells, pipelines, properties, plant and equipment		320,599		2,658,625		792,063		—		3,771,287
Loss in sale of fixed assets		—		27,882,480		—		—		27,882,480
Gain on sale of share in joint ventures and associates		—		(15,211,039)		—		—		(15,211,039)
Profit (loss) sharing in joint ventures and associates		117,249,643		(628,356)		(1,507,489)		(117,249,643)		(2,135,845)
Impairment of goodwill		—		—		4,007,018		—		4,007,018
Dividends		—		—		(293,397)		—		(293,397)
Effects of net present value of reserve for well abandonment		—		11,968,966		—		—		11,968,966
Unrealized foreign exchange loss (gain)		231,191,646		6,754,046		5,237,072		—		243,182,764
Interest expense		91,044,541		5,687,502		2,112,421		—		98,844,464

Funds (used in) from operating activities:
Accounts receivable, accounts payable and derivative financial instruments		23,636,331		(158,449,370)		45,028,534		—		(89,784,505)
Inventories		83,317		3,508,494		(4,950,690)		—		(1,358,879)
Other assets		(2,405,412)		(22,600,504)		(122,614)		—		(25,128,530)
Employee benefits		2,591,000		136,354,337		(91,652,268)		—		47,293,069
Inter-company charges and deductions		(393,835,932)		(83,049,125)		48,435,633		428,449,424		—

Cash flows (used in) from operating activities		(120,369,710)		(380,943,611)		30,798,680		428,616,558		(41,898,083)

Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment		(2,172,586)		(147,786,686)		(1,449,208)		—		(151,408,480)
Proceeds from the sale of assets		—		23,611,009		(365,608)		—		23,245,401
Business acquisition		—		—		(4,329,769)		—		(4,329,769)
(Increase) decrease due to Inter-company investing		(39,612,699)		—		—		39,612,699		—

Cash flows used in investing activities		(41,785,285)		(124,175,677)		(6,144,585)		39,612,699		(132,492,848)

Financing activities:
Increase in equity due to Certificates of Contributions “A”		73,500,000		—		—		—		73,500,000
Loans obtained from financial institutions		571,944,209		34,483,348		235,564,210		—		841,991,767
Debt payments, principal only		(372,809,166)		(6,414,441)		(235,763,722)		—		(614,987,329)
Interest paid		(82,008,347)		(4,706,946)		(2,038,848)		—		(88,754,141)
Inter-company increase (decrease) financing		—		464,488,030		3,741227		(468,229,257)		—

Cash flows provided by financing activities:		190,626,696		487,849,991		1,502,867		(468,229,257)		211,750,297

Net (decrease) increase in cash and cash equivalents		28,471,701		(17,269,297)		26,156,962		—		37,359,366
Effects of change in cash value		5,570,892		20,371,126		(9,137,751)		—		16,804,267
Cash and cash equivalents at the beginning of the year		58,461,014		6,630,674		44,277,192		—		109,368,880

Cash and cash equivalents at the end of the year	Ps.	92,503,607	Ps.	9,732,503	Ps.	61,296,403	Ps.	—	Ps.	163,532,513